Provision for Legal Claims (Tables)	12 Months Ended
Jun. 30, 2026
Provision for Legal Claims [Abstract]
Schedule of Probable Risk of Loss

Probable risk of loss

	Labor	Civil	Environmental	Total
At June 30, 2024	670	-	29	699
Additions	948	-	-	948
Interest	47	-	-	47
Reversals	(655)	-	(9)	(664)
Payments	(238)	-	-	(238)
At June 30, 2025	772	-	20	792
Additions	4,818	40	-	4,858
Interest	(734)	-	-	(734)
Reversals	(1,205)	-	(20)	(1,225)
Payments	(80)	(40)	-	(120)
At June 30, 2026	3,571	-	-	3,571

Schedule of External Legal Counsel

The Company and its subsidiaries are party to legal suits of civil, labor, environmental and tax natures, as well as administrative tax proceedings for which no provisions were set up, since they involve risk of loss classified as possible by the Company and under the advice of its external legal counsel, as follows:

	2026	2025
Civil	10,996	13,704
Tax	934	7,154
Environmental (*)	11,223	-
	23,153	20,858

Schedule of Judicial Deposits	Judicial deposits
	2026	2025
Labor	5,616	5,997
Environmental	-	547
	5,616	6,544